Note 10 - Income Taxes - Schedule of Effective Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
(Loss) income before taxes	$ (17)	$ 1,042
U.S. federal (benefit) tax at statutory rate	$ (4)	$ 219
U.S. federal (benefit) tax at statutory rate	(21.00%)	21.00%
State income taxes, net of federal income tax effect (1)	$ 72	$ 61
State income taxes, net of federal income tax effect (1)	423.50%	5.90%
Club dues	$ 1	$ 1
Club dues	5.90%	0.10%
Federal insurance contribution act credit	$ 40	$ 39
Federal insurance contribution act credit	235.30%	3.70%
Available federal tax credit	$ (191)	$ (186)
Available federal tax credit	(1123.50%)	(17.90%)
Changes in valuation allowance	$ 606	$ 63
Changes in valuation allowance	3564.70%	6.00%
Other reconciling items	$ (442)	$ (107)
Other reconciling items	(2600.00%)	(10.30%)
Total provision for income taxes	$ 82	$ 90
Provision for income taxes	484.90%	8.60%